Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT1-1222
1.9878816.105
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	676,361	12,330,061
Media - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	76,753	4,430,951
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	187,177	28,368,546
TOTAL COMMUNICATION SERVICES		45,129,558
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.9%
Ford Motor Co.	210,688	2,816,899
Tesla, Inc. (a)	123,661	28,137,824
		30,954,723
Distributors - 0.2%
Genuine Parts Co.	39,923	7,100,705
LKQ Corp.	15,997	890,073
		7,990,778
Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	13,065	1,767,172
Las Vegas Sands Corp. (a)	19,836	753,966
Marriott International, Inc. Class A	11,674	1,869,124
		4,390,262
Multiline Retail - 1.1%
Dollar General Corp.	79,453	20,264,488
Dollar Tree, Inc. (a)	114,248	18,108,308
		38,372,796
Specialty Retail - 1.4%
AutoZone, Inc. (a)	9,104	23,059,340
O'Reilly Automotive, Inc. (a)	19,998	16,741,726
TJX Companies, Inc.	67,654	4,877,853
Ulta Beauty, Inc. (a)	5,589	2,343,859
		47,022,778
TOTAL CONSUMER DISCRETIONARY		128,731,337
CONSUMER STAPLES - 12.0%
Beverages - 5.5%
Brown-Forman Corp. Class B (non-vtg.)	39,618	2,694,024
Constellation Brands, Inc. Class A (sub. vtg.)	23,751	5,868,397
Keurig Dr. Pepper, Inc.	43,250	1,679,830
Molson Coors Beverage Co. Class B	36,272	1,829,197
Monster Beverage Corp. (a)	55,282	5,181,029
PepsiCo, Inc.	472,336	85,766,771
The Coca-Cola Co.	1,456,593	87,177,091
		190,196,339
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	137,833	69,123,250
Kroger Co.	246,057	11,636,036
Sysco Corp.	28,933	2,504,440
		83,263,726
Food Products - 3.0%
Archer Daniels Midland Co.	304,273	29,508,396
Bunge Ltd.	46,263	4,566,158
Campbell Soup Co.	84,783	4,485,869
Conagra Brands, Inc.	24,272	890,782
General Mills, Inc.	316,327	25,805,957
Hormel Foods Corp.	70,631	3,280,810
Kellogg Co.	112,070	8,609,217
McCormick & Co., Inc. (non-vtg.)	16,639	1,308,491
The Hershey Co.	76,495	18,264,711
The J.M. Smucker Co.	21,106	3,179,830
The Kraft Heinz Co.	35,167	1,352,874
Tyson Foods, Inc. Class A	64,350	4,398,323
		105,651,418
Household Products - 0.6%
Church & Dwight Co., Inc.	13,374	991,415
Procter & Gamble Co.	158,323	21,321,358
		22,312,773
Tobacco - 0.5%
Altria Group, Inc.	214,993	9,947,726
Philip Morris International, Inc.	76,814	7,055,366
		17,003,092
TOTAL CONSUMER STAPLES		418,427,348
ENERGY - 24.0%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	242,613	6,710,676
Halliburton Co.	364,654	13,280,699
Schlumberger Ltd.	530,638	27,609,095
		47,600,470
Oil, Gas & Consumable Fuels - 22.7%
APA Corp.	165,814	7,537,904
Cheniere Energy, Inc.	150,878	26,616,388
Chevron Corp.	973,183	176,048,800
ConocoPhillips Co.	736,807	92,903,995
Coterra Energy, Inc.	490,697	15,275,398
Devon Energy Corp.	376,510	29,123,049
Diamondback Energy, Inc.	67,238	10,563,762
EOG Resources, Inc.	269,693	36,818,488
EQT Corp.	222,525	9,310,446
Exxon Mobil Corp.	1,575,246	174,553,009
Hess Corp.	135,617	19,132,846
Kinder Morgan, Inc.	95,771	1,735,371
Marathon Oil Corp.	416,636	12,686,566
Marathon Petroleum Corp.	293,279	33,322,360
Occidental Petroleum Corp.	621,378	45,112,043
ONEOK, Inc.	60,799	3,606,597
Phillips 66 Co.	119,111	12,422,086
Pioneer Natural Resources Co.	110,391	28,305,356
Targa Resources Corp.	92,370	6,315,337
Texas Pacific Land Corp. (b)	2,087	4,808,177
The Williams Companies, Inc.	529,573	17,332,924
Valero Energy Corp.	227,869	28,608,953
		792,139,855
TOTAL ENERGY		839,740,325
FINANCIALS - 6.2%
Banks - 0.3%
First Citizens Bancshares, Inc.	885	727,576
M&T Bank Corp.	56,952	9,589,008
		10,316,584
Capital Markets - 0.8%
Ameriprise Financial, Inc.	4,537	1,402,477
Blackstone, Inc.	22,964	2,092,939
Cboe Global Markets, Inc.	5,920	737,040
Charles Schwab Corp.	62,999	5,019,130
FactSet Research Systems, Inc.	10,064	4,282,131
LPL Financial	37,989	9,711,888
Raymond James Financial, Inc.	52,283	6,176,714
		29,422,319
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	137,084	40,452,118
Insurance - 3.9%
AFLAC, Inc.	31,238	2,033,906
Allstate Corp.	12,044	1,520,555
American Financial Group, Inc.	19,653	2,851,847
Aon PLC	10,352	2,913,984
Arch Capital Group Ltd. (a)	82,834	4,762,955
Arthur J. Gallagher & Co.	81,929	15,327,277
Assurant, Inc.	13,131	1,783,978
Brown & Brown, Inc.	53,989	3,174,013
Chubb Ltd.	110,570	23,760,387
Erie Indemnity Co. Class A	7,475	1,921,150
Everest Re Group Ltd.	2,247	725,017
Globe Life, Inc.	6,129	708,022
Loews Corp.	31,779	1,812,039
Markel Corp. (a)	1,371	1,653,563
Marsh & McLennan Companies, Inc.	145,085	23,429,777
Principal Financial Group, Inc.	16,279	1,434,668
Progressive Corp.	264,253	33,930,085
The Travelers Companies, Inc.	36,513	6,735,188
W.R. Berkley Corp.	101,885	7,578,206
		138,056,617
TOTAL FINANCIALS		218,247,638
HEALTH CARE - 31.2%
Biotechnology - 5.8%
AbbVie, Inc.	650,677	95,259,113
Alnylam Pharmaceuticals, Inc. (a)	19,136	3,966,127
Amgen, Inc.	88,844	24,018,975
Biogen, Inc. (a)	11,275	3,195,786
BioMarin Pharmaceutical, Inc. (a)	27,090	2,346,807
Gilead Sciences, Inc.	63,740	5,001,040
Neurocrine Biosciences, Inc. (a)	27,230	3,134,718
Regeneron Pharmaceuticals, Inc. (a)	18,546	13,886,318
Seagen, Inc. (a)	21,267	2,704,312
Vertex Pharmaceuticals, Inc. (a)	154,694	48,264,528
		201,777,724
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.	12,017	2,835,651
STERIS PLC	4,321	745,718
		3,581,369
Health Care Providers & Services - 11.2%
AmerisourceBergen Corp.	66,104	10,392,871
Cardinal Health, Inc.	72,645	5,513,756
Centene Corp. (a)	210,228	17,896,710
Cigna Corp.	128,511	41,516,764
CVS Health Corp.	339,517	32,152,260
Elevance Health, Inc.	95,931	52,452,193
Henry Schein, Inc. (a)	6,320	432,667
Humana, Inc.	30,337	16,930,473
McKesson Corp.	103,485	40,293,954
Molina Healthcare, Inc. (a)	13,001	4,665,539
UnitedHealth Group, Inc.	303,213	168,328,697
		390,575,884
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	13,581	6,980,227
Pharmaceuticals - 13.9%
Bristol-Myers Squibb Co.	826,660	64,041,350
Eli Lilly & Co.	447,051	161,872,697
Jazz Pharmaceuticals PLC (a)	8,854	1,273,117
Johnson & Johnson	424,444	73,840,523
Merck & Co., Inc.	1,126,459	113,997,651
Pfizer, Inc.	1,514,250	70,488,338
Royalty Pharma PLC	65,439	2,769,378
		488,283,054
TOTAL HEALTH CARE		1,091,198,258
INDUSTRIALS - 5.9%
Aerospace & Defense - 3.6%
General Dynamics Corp.	84,299	21,057,890
HEICO Corp.	5,724	930,951
HEICO Corp. Class A	4,839	616,005
Howmet Aerospace, Inc.	25,734	914,844
Huntington Ingalls Industries, Inc.	11,913	3,062,475
L3Harris Technologies, Inc.	34,822	8,582,578
Lockheed Martin Corp.	77,037	37,492,367
Northrop Grumman Corp.	81,153	44,553,809
Raytheon Technologies Corp.	95,166	9,023,640
		126,234,559
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	35,043	3,424,402
Building Products - 0.1%
Carlisle Companies, Inc.	17,768	4,242,998
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	89,569	11,878,641
Rollins, Inc.	29,752	1,251,964
Waste Connections, Inc. (United States)	47,527	6,269,287
Waste Management, Inc.	149,312	23,646,541
		43,046,433
Construction & Engineering - 0.3%
Quanta Services, Inc.	59,681	8,477,089
Machinery - 0.1%
IDEX Corp.	4,511	1,002,840
PACCAR, Inc.	19,245	1,863,493
Snap-On, Inc.	2,856	634,175
		3,500,508
Professional Services - 0.2%
Booz Allen Hamilton Holding Corp. Class A	41,720	4,541,222
CoStar Group, Inc. (a)	20,333	1,681,946
Leidos Holdings, Inc.	16,578	1,684,159
		7,907,327
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	7,824	375,787
Old Dominion Freight Lines, Inc.	5,419	1,488,057
		1,863,844
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	13,544	7,914,436
TOTAL INDUSTRIALS		206,611,596
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	68,029	8,221,985
Juniper Networks, Inc.	29,210	893,826
Motorola Solutions, Inc.	16,636	4,154,176
		13,269,987
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	9,721	1,692,912
IT Services - 1.6%
Automatic Data Processing, Inc.	117,617	28,428,029
Broadridge Financial Solutions, Inc.	9,264	1,390,156
EPAM Systems, Inc. (a)	10,018	3,506,300
Gartner, Inc. (a)	11,900	3,592,848
IBM Corp.	36,151	4,999,322
Jack Henry & Associates, Inc.	29,331	5,838,629
Paychex, Inc.	74,329	8,793,864
		56,549,148
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.	37,471	17,615,867
Enphase Energy, Inc. (a)	49,593	15,225,051
KLA Corp.	12,141	3,842,019
Marvell Technology, Inc.	25,557	1,014,102
Monolithic Power Systems, Inc.	1,473	500,010
onsemi (a)	175,572	10,785,388
SolarEdge Technologies, Inc. (a)	5,083	1,169,242
		50,151,679
Software - 1.4%
Black Knight, Inc. (a)	9,978	603,370
Cadence Design Systems, Inc. (a)	83,383	12,623,352
Fortinet, Inc. (a)	122,408	6,996,841
Palo Alto Networks, Inc. (a)	98,397	16,883,941
Synopsys, Inc. (a)	33,342	9,754,202
		46,861,706
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	397,438	60,943,143
HP, Inc.	100,622	2,779,180
		63,722,323
TOTAL INFORMATION TECHNOLOGY		232,247,755
MATERIALS - 2.6%
Chemicals - 1.8%
Albemarle Corp.	32,300	9,039,801
CF Industries Holdings, Inc.	136,062	14,457,948
Corteva, Inc.	346,638	22,649,327
FMC Corp.	26,716	3,176,532
LyondellBasell Industries NV Class A	10,846	829,177
RPM International, Inc.	18,542	1,753,517
The Mosaic Co.	178,913	9,616,574
Westlake Corp.	4,545	439,274
		61,962,150
Containers & Packaging - 0.1%
Amcor PLC	251,503	2,912,405
Packaging Corp. of America	9,091	1,092,829
Sealed Air Corp.	8,020	381,912
		4,387,146
Metals & Mining - 0.7%
Alcoa Corp.	22,694	885,747
Cleveland-Cliffs, Inc. (a)	23,894	310,383
Newmont Corp.	49,746	2,105,251
Nucor Corp.	105,721	13,889,625
Steel Dynamics, Inc.	81,227	7,639,399
		24,830,405
TOTAL MATERIALS		91,179,701
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Camden Property Trust (SBI)	4,578	528,988
Extra Space Storage, Inc.	24,897	4,417,724
Gaming & Leisure Properties	13,608	682,033
Host Hotels & Resorts, Inc.	67,210	1,268,925
Iron Mountain, Inc.	78,959	3,953,477
Mid-America Apartment Communities, Inc.	4,968	782,212
Prologis (REIT), Inc.	45,369	5,024,617
Public Storage	16,670	5,163,533
VICI Properties, Inc.	203,847	6,527,181
Welltower Op	20,317	1,240,150
WP Carey, Inc.	23,474	1,791,066
		31,379,906
UTILITIES - 5.3%
Electric Utilities - 2.9%
Alliant Energy Corp.	11,655	608,041
American Electric Power Co., Inc.	186,657	16,410,883
Constellation Energy Corp.	86,019	8,132,236
Duke Energy Corp.	79,560	7,413,401
Edison International	107,514	6,455,141
Entergy Corp.	30,581	3,276,448
Evergy, Inc.	9,557	584,219
Eversource Energy	15,124	1,153,659
Exelon Corp.	455,184	17,565,551
FirstEnergy Corp.	71,292	2,688,421
NRG Energy, Inc.	28,305	1,256,742
PG&E Corp. (a)	221,775	3,311,101
Southern Co.	422,916	27,692,540
Xcel Energy, Inc.	96,192	6,263,061
		102,811,444
Gas Utilities - 0.2%
Atmos Energy Corp.	54,848	5,844,054
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	53,172	1,390,980
Vistra Corp.	183,930	4,224,872
		5,615,852
Multi-Utilities - 2.0%
Ameren Corp.	40,440	3,296,669
CenterPoint Energy, Inc.	241,485	6,908,886
CMS Energy Corp.	46,844	2,672,450
Consolidated Edison, Inc.	176,304	15,507,700
Dominion Energy, Inc.	85,786	6,002,446
DTE Energy Co.	44,450	4,983,290
NiSource, Inc.	133,387	3,426,712
Public Service Enterprise Group, Inc.	20,268	1,136,427
Sempra Energy	134,894	20,360,900
WEC Energy Group, Inc.	59,817	5,463,087
		69,758,567
TOTAL UTILITIES		184,029,917
TOTAL COMMON STOCKS (Cost $3,108,930,477)		3,486,923,339

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $299,130)	300,000	297,142

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	5,428,110	5,429,196
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	1,756,259	1,756,435
TOTAL MONEY MARKET FUNDS (Cost $7,185,631)		7,185,631

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,116,415,238)	3,494,406,112
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	118,891
NET ASSETS - 100.0%	3,494,525,003

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	Dec 2022	7,960,150	377,588	377,588

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $297,142.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $135,881 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	4,991,361	44,531,490	44,093,655	17,697	-	-	5,429,196	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	2,360,785	21,495,644	22,099,994	16,924	-	-	1,756,435	0.0%
Total	7,352,146	66,027,134	66,193,649	34,621	-	-	7,185,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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